VARIABLE INTEREST ENTITIES	6 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 23. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows:

	June 30, 2023	December 31, 2023	December 31, 2023
	RMB	RMB	US Dollars
ASSETS
Current Assets
Cash	¥37,661,118	¥23,902,252	$3,366,562
Restricted cash	731,545	3,904	550
Short-term investments	—	18,000,000	2,535,247
Notes receivable	3,742,390	12,532,717	1,765,196
Accounts receivable, net	27,453,415	30,813,885	4,340,045
Inventories, net	6,330,701	1,855,535	261,347
Other receivables, net	11,618,275	4,155,097	585,233
Loans to third parties	37,770,188	26,841,513	3,780,548
Purchase advances, net	1,592,761	1,996,413	281,189
Contract costs, net	49,572,685	32,373,824	4,559,758
Prepaid expenses	121,329	193,859	27,303
Operating lease right-of-use assets, net - current	—	879,288	123,845
Total current assets	176,594,407	153,548,287	21,626,823

Property and equipment, net	24,752,864	23,492,024	3,308,782
Long-term other receivables, net	3,640	—	—
Long-term loan to third parties	—	18,500,000	2,605,671
Operating lease right-of-use assets, net - non-current	2,654,900	1,219,978	171,830
Total Assets	¥204,005,811	¥196,760,289	$27,713,106

LIABILITIES
Short-term bank loans	¥12,451,481	¥12,336,285	$1,737,529
Accounts payable	10,791,721	12,062,861	1,699,018
Other payables	3,904,135	1,340,788	188,846
Other payable- related parties	1,356,915	2,162,184	304,537
Contract liabilities	2,748,361	4,888,749	688,566
Accrued payroll and employees’ welfare	1,048,061	1,077,495	151,762
Intercompany payables*	263,935,922	259,617,001	36,566,290
Taxes payable	1,163,237	1,265,868	178,294
Short-term borrowings - related parties	20,018,222	20,019,889	2,819,742
Operating lease liabilities - current	3,066,146	1,038,354	146,248
Total current liabilities	320,484,201	315,809,474	44,480,832

Operating lease liabilities - non-current	25,144	25,869	3,644
Total Liabilities	¥320,509,345	¥315,835,343	$44,484,476

*Intercompany payables are eliminated upon consolidation.

The financial performance of VIEs and their subsidiaries reported in the unaudited condensed consolidated interim statement of operations and comprehensive income for the six months ended December 31, 2022 includes revenues of ¥45,559,591 ($6,604,466), operating expenses of ¥11,643,918 ($1,687,940), and net income of ¥2,974,474 ($431,189). The financial performance of VIEs and their subsidiaries reported in the unaudited condensed consolidated interim statement of operations and comprehensive income for the six months ended December 31, 2023 includes revenues of ¥45,256,672 ($6,374,269), operating expenses of ¥21,646,029 ($3,048,779), and net loss of ¥6,890,440 ($970,498).